Interim Consolidated Balance Sheets	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	$ 1,100,687	$ 5,877,372
Restricted cash	3,252	1,062
Accounts receivable, net	10,356,685	6,253,189
Inventories, net	9,604,763	7,056,459
Advances to suppliers	8,184,132	2,747,551
Other receivables	168,955	162,557
Total current assets	29,418,474	22,098,190
Property, plant and equipment, net	2,264,230	1,924,975
Intangible assets, net	40,394	31,853
Right-of-use assets	6,882,172	7,338,505
Deferred tax assets	31,785	32,534
Other non-current assets	3,770,365	3,859,209
TOTAL ASSETS	42,407,420	35,285,266
Current liabilities:
Short-term borrowings	1,065,627	70,424
Accounts payable	7,957,957	5,689,101
Accrued expenses and other current liabilities	1,165,636	3,519,598
Advances from customers	901,799	357,383
Long-term loans – current portion	175,828	225,383
Tax payable	576,338	1,066,569
Total current liabilities:	14,029,975	13,211,587
Non-current liabilities:
Long-term loans	1,710,338	1,871,591
TOTAL LIABILITIES	15,740,313	15,083,178
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity:
Additional paid-in capital	18,643,522	10,645,122
Statutory reserve	1,113,170	1,113,170
Retained earnings	8,128,675	9,187,215
Accumulated other comprehensive loss	(1,221,060)	(744,619)
Total Shareholders’ equity	26,667,107	20,202,087
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	42,407,420	35,285,266
Related Party
Current liabilities:
Due to related parties	2,186,790	2,283,129
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	2,700	1,100
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	$ 100	$ 100